Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Amounts Due from Related Parties

The amounts due from related parties are summarized as follows:

			December 31,
			2012	2013
			RMB	RMB
Amounts due from related parties
Deng Yuqiang	(i	)	2,045,455	—
Zhang Xiangdong	(i	)	1,265,454	—

Total due from related parties			3,310,909	—

(i)	Deng Yuqiang, the Company’s co-founder and chief executive officer, and Zhang Xiangdong, the Company’s co-founder and president, borrowed RMB3,511,093 and RMB1,265,454, respectively from the Company in 2012. Part of the loan provided to Deng Yuqiang was offset by an equivalent amount of RMB1,470,258 due to him. The outstanding amounts due from Deng Yuqiang and Zhang Xiangdong as of December 31, 2012 were non-interest bearing and subsequently received by the Company in cash on August 21, 2013. Zhang Xiangdong borrowed an additional RMB517,500 from the Company, and Zhang Xiangdong subsequently repaid the amount to the Company in cash in August 2013.